UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07700

Morgan Stanley Limited Term Municipal Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York	10036
(Address of principal executive offices)	(Zip code)

Ronald E. Robison 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant's telephone number, including area code: 212-296-6990

Date of fiscal year end: March 31, 2008

Date of reporting period: September 30, 2007

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you’ll learn about how your investment in Morgan Stanley Limited Term Municipal Trust performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund’s financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered.
Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund’s shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report
For the six months ended September 30, 2007

Total Return for the 6 Months Ended September 30, 2007

Morgan Stanley Limited Term Municipal Trust	Lehman Brothers Municipal Bond Index (10-Year)[1]	Lipper Intermediate Municipal Debt Funds Index[2]
1.17%	1.74%	1.27%

The Fund’s total return assumes the reinvestment of all distributions. See Performance Summary for standardized performance and benchmark information.

Market Conditions

Fears stemming from a residential housing downturn intensified during the six-month review period. Confronted with increasing delinquency rates on subprime loans, high-profile hedge fund collapses, and a series of subprime mortgage related credit downgrades, markets responded severely in the latter months of the reporting period. The impact was exacerbated by an influx of forced sellers looking to liquidate assets to help meet margin calls and capital withdrawals, which fueled concerns about the potential impact on the broader financial markets and economy and led to a flight to quality.

In August, the Federal Open Market Committee (the ‘‘Fed’’) lowered the discount rate by half a percent, from 6.25% to 5.75%, and began encouraging member banks to make greater use of the discount window without fear of such action being viewed negatively by the Fed. In September, the Fed cut the discount by another 50 basis points and elected to cut the target federal funds rate by 50 basis points as well, bringing that rate to 4.75%. At that time, the Fed noted that while economic growth remained moderate, inflation risks remained and ‘‘the tightening of credit conditions has the potential to intensify the housing correction and to restrain economic growth’’.

The municipal yield curve steepened over the course of the period, with the differential between two-year and thirty-year maturities widening to about 100 basis points as yields on longer-term maturities moved higher. Short-date municipal paper posted the lowest returns, and municipal bonds overall underperformed their taxable counterparts.

Performance Analysis

Morgan Stanley Limited Term Municipal Trust underperformed the Lehman Brothers Municipal Bond Index (10-Year) and the Lipper Intermediate Municipal Debt Funds Index for the six months ended September 30, 2007.

During the period, we continued to position the portfolio with an interest-rate sensitivity (as measured by duration*) lower than that of its benchmark Lehman Brothers Municipal Bond Index (10-Year). To maintain this lower duration, a U.S. Treasury futures hedge and Bond Market Association (BMA) interest rate swap contract were used. Overall, this conservative interest rate posture benefited relative performance. In the last weeks of the period as the municipal market rallied, however, this positioning hindered performance.

Holdings in tobacco and hospital bonds slightly detracted from performance as these sectors experienced significant spread widening in the third quarter of this year.

The Fund was also positioned defensively in terms of its credit quality profile, maintaining a high quality basis. This posture was additive to performance as higher-rated bonds outperformed lower-rated issues for much of the reporting period. As of the end of the period, 82 percent of the portfolio was rated A or better.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

* A measure of the sensitivity of a bond’s price to changes in interest rates, expressed in years. Each year of duration represents an expected 1 percent change in the price of a bond for every 1 percent change in interest rates. The longer a bond’s duration, the greater the effect of interest-rate movements on its price. Typically, funds with shorter durations perform better in rising-interest-rate environments, while funds with longer durations perform better when rates decline.

TOP FIVE SECTORS
Public Power	12.5%
Hospital	11.2
Appropriation	9.3
Tobacco	8.2
Transportation	8.2

LONG-TERM CREDIT ANALYSIS
Aaa/AAA	62.5%
Aa/AA	9.7
A/A	9.8
Baa/BBB	12.7
N/R	5.3

Data as of September 30, 2007. Subject to change daily. All percentages for top five sectors are as a percentage of net assets and all percentages for long-term credit analysis are as a percentage of total long-term investments. These data are provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund will normally invest at least 80 percent of its assets in intermediate-term securities that pay interest exempt from federal income taxes. This policy is fundamental and may not be changed without shareholder approval. The Fund’s ‘‘Investment Adviser,’’ Morgan Stanley Investment Advisors Inc., generally invests the Fund’s assets in municipal obligations. Municipal obligations are bonds, notes or short-term commercial paper issued by state governments, local governments and their respective agencies. In deciding which securities to buy, hold or sell, the Investment Adviser considers market, economic and political conditions. These municipal obligations will have the following ratings at the time of purchase:

•	municipal bonds — within the four highest grades by Moody’s Investors Service, Inc. (‘‘Moody’s’’), Standard & Poor’s Rating Group, a division of The McGraw-Hill Companies, Inc. (‘‘S&P’’), or Fitch Ratings (‘‘Fitch’’);

•	municipal notes — within the two highest grades or, if not rated, have outstanding bonds within the three highest grades by Moody’s, S&P or Fitch; and

•	municipal commercial paper — within the highest grade by Moody’s, S&P or Fitch.

For More Information About
Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s web site, http://www.sec.gov. You may also review and copy them at the SEC’s public reference room in Washington, DC. Information on the operation of the SEC’s public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-0102.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 869-NEWS, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Distribution by Maturity
(% of Long-Term Portfolio) As of September 30, 2007

Weighted Average Maturity: 9 Years(a)

(a)	Where applicable maturities reflect mandatory tenders, puts and call dates. Portfolio structure is subject to change.

Summary of Investments by State Classification as of 09/30/07

California	13.1%
Florida	7.9
Washington	6.9
Missouri	6.8
Texas	6.2
Maryland	6.2
New York	6.2
Ohio	4.1
New Jersey	3.6
Tennessee	3.4
Michigan	2.9
Virginia	2.8
Alaska	2.7
Arizona	2.5
Illinois	2.2%
Georgia	2.2
Pennsylvania	2.2
Colorado	1.9
Minnesota	1.9
Kansas	1.8
Massachusetts	1.3
Oregon	1.3
Alabama	1.3
Maine	1.3
District of Columbia	1.3
Delaware	1.3
New Hampshire	1.1
South Carolina	0.8
Nevada	0.6%
Indiana	0.6
Hawaii	0.6
Arkansas	0.6
Kentucky	0.4
Louisiana	0.3
Total Long-Term Investments†	100.3
Short-Term Investment	1.9
Liability for Floating Rate Note Obligations	(3.6)
Other Assets in Excess of Liabilities	1.4
Net Assets	100.0%

†	Does not include open futures contracts with an underlying face amount of $5,464,063, with unrealized depreciation of $10,838.

Performance Summary

Average Annual Total Returns — Period Ended September 30, 2007

Symbol	DWLTX
1 Year	2.43%	[3]
5 Years	2.80	[3]
10 Years	4.19	[3]
Since Inception (07/12/93)	4.33	[3]

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com/msim or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
(1)	The Lehman Brothers Municipal Bond Index (10-Year) measures the performance of municipal bonds rated at least Baa+ by Moody’s Investors Service, Inc., and with maturities ranging between 8 and 12 years. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.
(2)	The Lipper Intermediate Municipal Debt Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Intermediate Municipal Debt Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index. The Fund is in the Lipper Intermediate Municipal Debt Funds classification as of the date of this report.
(3)	Figure shown assumes reinvestment of all distributions. There are no sales charges.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 04/01/07 – 09/30/07.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds that have certain transactional costs, such as sales charges (loads) or exchange fees.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	04/01/07	09/30/07	04/01/07 – 09/30/07
Actual (1.17% return)	$1,000.00	$1,011.70	$3.07
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.95	$3.08

*	Expenses are equal to the Fund’s annualized expense ratio (before expense offset) of 0.61% multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). If the Fund had borne all of its expenses that were waived or reimbursed by the Investment Adviser and Administrator, the annualized expense ratio, before expense offset, would have been 0.82%.

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser under the Advisory Agreement, including portfolio management, investment research and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Fund’s Administrator under the Administration Agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Investment Adviser’s expense. (The Investment Adviser and the Administrator together are referred to as the ‘‘Adviser’’ and the Advisory and Administration Agreements together are referred to as the ‘‘Management Agreement.’’) The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. (‘‘Lipper’’).

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser’s portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund. The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

Performance Relative to Comparable Funds Managed by Other Advisers

On a regular basis, the Board reviews the performance of all funds in the Morgan Stanley Fund Complex, including the Fund, compared to their peers, paying specific attention to the underperforming funds. In addition, the Board specifically reviewed the Fund’s performance for the one-, three- and five-year periods ended November 30, 2006, as shown in a report provided by Lipper (the ‘‘Lipper Report’’), compared to the performance of comparable funds selected by Lipper (the ‘‘performance peer group’’). The Board also discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. The Board concluded that the Fund’s performance was competitive with that of its performance peer group.

Fees Relative to Other Proprietary Funds Managed by the Adviser with Comparable
Investment Strategies

The Board noted that the Adviser did not manage any other proprietary funds with investment strategies comparable to those of the Fund.

Fees and Expenses Relative to Comparable Funds Managed by Other Advisers

The Board reviewed the advisory and administrative fee (together, the ‘‘management fee’’) rate and total expense ratio of the Fund as compared to the average management fee rate and average total expense ratio for funds, selected by Lipper (the ‘‘expense peer group’’), managed by other advisers with investment strategies comparable to those of the Fund, as shown in the Lipper Report. The Board concluded that the Fund’s management fee rate was acceptable as the total expense ratio was competitive with its expense peer group.

Breakpoints and Economies of Scale

The Board reviewed the structure of the Fund’s management fee schedule under the Management Agreement and noted that it does not include any breakpoints. The Board noted that the Fund’s assets were relatively small. The Board concluded that it would be premature to consider economies of scale in approving the Management Agreement at the present time.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. Based on its review of the information it received, the Board concluded that the profits earned by the Adviser and affiliates were not excessive in light of the advisory, administrative and other services provided to the Fund.

Fall-Out Benefits

The Board considered so-called ‘‘fall-out benefits’’ derived by the Adviser and affiliates from their relationship with the Fund and the Morgan Stanley Fund Complex, such as ‘‘float’’ benefits derived from handling of checks for purchases and sales of Fund shares, through a broker-dealer affiliate of the Adviser. The Board concluded that the float benefits were relatively small.

Soft Dollar Benefits

The Board considered whether the Adviser realizes any benefits from commissions paid to brokers who execute securities transactions for the Fund (‘‘soft dollars’’). The Board noted that the Fund invests only in fixed income securities, which do not generate soft dollars.

Adviser Financially Sound and Financially Capable of Meeting the Fund’s Needs

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

Historical Relationship Between the Fund and the Adviser

The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund’s operations and the Board’s confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund’s Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund’s business.

General Conclusion

On April 25, 2007, after considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year until April 30, 2008. On June 20, 2007, the Board again considered and weighed all of the above factors and concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement to continue until June 30, 2008.

Morgan Stanley Limited Term Municipal Trust

Portfolio of Investments September 30, 2007 (unaudited)

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Tax-Exempt Municipal Bonds (100.3%)
	Alabama (1.3%)
$2,000	Jefferson County, Alabama, School Ser 2004 A	5.25%		01/01/15	$2,153,700
	Alaska (2.7%)
1,500	Alaska Industrial Development & Export Authority, Lake Dorothy Hydroelectric Ser 2006 (AMT) (Ambac)	5.25		12/01/21	1,556,445
1,000	Alaska International Airports, Ser 2002 B (Ambac)	5.75		10/01/13	1,092,460
1,965	Northern Tobacco Securitization Corporation, Alaska, Asset Backed Ser 2006 A	4.625		06/01/23	1,888,542
					4,537,447
	Arizona (2.5%)
1,000	Arizona Power Authority, Hoover Uprating Refg Ser 2001 A	5.25		10/01/16	1,104,120
2,000	Glendale Industrial Development Authority, Arizona, John C Lincoln Health Ser 2005 B	5.25		12/01/22	2,040,460
1,000	University of Arizona, Ser 2005 B COPs (Ambac)	5.00		06/01/20	1,049,620
					4,194,200
	Arkansas (0.6%)
1,000	Washington County, Arkansas, Washington Regional Medical Center Ser 2005 B	5.00		02/01/19	1,015,590
	California (13.1%)
2,000	California County Tobacco Securitization Agency, Los Angeles County Securitization Corp Ser 2006 A	0.00	†††	06/01/28	1,581,640
2,000	California Department of Water Resources, Power Supply Ser 2002 A (Ambac)	5.50		05/01/14	2,178,180
1,000	California Department of Water Resources, Power Supply Ser 2002 A (MBIA)	5.50		05/01/13	1,091,760
2,000	California Health Facilities Financing Authority, Cedars-Sinai Medical Center Refg Ser 2005	5.00		11/15/19	2,073,560
1,000	California Pollution Control Financing Authority, San Diego Gas & Electric Co 1996 Ser A	5.90		06/01/14	1,086,180
1,825	California Statewide Communities Development Authority, Adventist Health West Ser 2005 A	5.00		03/01/19	1,887,232
1,000	California Statewide Communities Development Authority, Lancer Educational Student Housing Ser 2007	5.40		06/01/17	1,006,280
1,000	Golden State Tobacco Securitization Corporation, California, Asset-Backed Ser 2007 A-1	5.00		06/01/33	884,660
2,000	Golden State Tobacco Securitization Corporation, California, Enhanced Asset Backed Ser 2005 A (Ambac)	5.00		06/01/21	2,068,660

See Notes to Financial Statements

Morgan Stanley Limited Term Municipal Trust

Portfolio of Investments September 30, 2007 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE		VALUE
$1,500	Independent Cities Lease Financing Authority, California, San Juan Mobile Estates Ser 2006 A	4.875%	05/15/26		$1,437,000
1,470	Loma Linda, California, Loma Linda University Medical Center Ser 2005 A	5.00	12/01/17		1,507,279
2,000	Orange County, California, Airport Refg Ser 1997 (AMT) (MBIA)	5.50	07/01/11		2,042,500
2,000	Orange County Transportation Authority, California, Toll Road Refg Ser 2003 A (Ambac)	5.25	08/15/14		2,175,960
1,000	Santa Rosa Rancheria Tachi Yokut Tribe, California, Ser 2006	5.00	03/01/20		994,930
					22,015,821
	Colorado (1.9%)
2,000	Colorado Department of Transportation, Refg Ser 2002 B (MBIA)	5.00	06/15/11		2,101,740
1,000	Pueblo School District #60, Colorado, Ser 2002 (FSA)	5.375	12/15/14		1,083,140
					3,184,880
	Delaware (1.3%)
2,000	Sussex County, Delaware, Ser 2003 (Ambac)	5.00	10/15/11		2,113,420
	District of Columbia (1.3%)
1,000	District of Columbia Ballpark, Washington, Ser 2006 B-1 (FGIC)	5.25	02/01/16		1,086,610
1,000	District of Columbia Ballpark, Washington, Ser 2006 B-1 (FGIC)	5.00	02/01/19		1,051,730
					2,138,340
	Florida (7.9%)
1,000	Alachua County Health Facilities Authority, Florida, Shands Teaching Hospital & Clinics Ser 1996 A (MBIA)	6.25	12/01/11		1,082,580
1,000	Greater Orlando Aviation Authority, Florida, Ser 1997 (AMT) (FGIC)	5.75	10/01/11		1,074,170
2,000	Jacksonville Electric Authority, Florida, St Johns River Power Park Refg Issue 2 Ser 17	5.25	10/01/13		2,117,560
2,000	Manatee County School District, Florida, Sales Tax Ser 2003 (Ambac)	5.00	10/01/15		2,140,040
2,000	Miami-Dade County Educational Facilities Authority, Florida, University of Miami Ser 2004 A (Ambac)	5.00	04/01/14	‡	2,152,160
2,000	Orange County School Board, Florida, Ser 2001 A COPs (Ambac)	5.25	08/01/14		2,143,980
1,000	St Johns County Industrial Development Authority, Florida, Glenmoor Ser 2006 A	5.25	01/01/26		941,680
1,500	University of Central Florida, UCF Convocation Corp Ser 2005 A COPs (FGIC)	5.00	10/01/17		1,595,580
					13,247,750

See Notes to Financial Statements

Morgan Stanley Limited Term Municipal Trust

Portfolio of Investments September 30, 2007 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Georgia (2.2%)
$1,500	Clayton County Water Authority, Georgia, Refg Ser 2003	5.25%	05/01/14	$1,639,245
2,000	Municipal Electric Authority of Georgia, Combustion Turbine Ser 2002 A (MBIA)	5.25	11/01/14	2,145,480
				3,784,725
	Hawaii (0.6%)
1,000	Honolulu City & County, Hawaii, Wastewater Jr Ser 1998 (FGIC)	5.25	07/01/13	1,037,200
	Illinois (2.2%)
855	Southwestern Development Authority, Illinois, Tri-City Regional Port District Refg Ser 2003 A (AMT)	4.90	07/01/14	841,474
2,000	University of Illinois, COPs Ser 2003 (Ambac)	5.00	10/01/14	2,143,900
800	Village of Pingree Grove, Illinois, Cambridge Lakes Ser 2005-1	5.25	03/01/15	809,032
				3,794,406
	Indiana (0.6%)
1,000	Indiana Health Facilities Financing Authority, Community Hospitals Ser 2005 A (Ambac)	5.00	05/01/20	1,042,590
	Kansas (1.8%)
3,000	Unified Government of Wyandotte County/Kansas City, Kansas, Area B Refg Ser 2005	4.75	12/01/16	3,023,070
	Kentucky (0.4%)
595	Kentucky Property & Buildings Commission, Project No. 69 Ser A (FSA)	5.25	08/01/15	628,588
	Louisiana (0.3%)
500	Louisiana Offshore Terminal Authority, Deepwater Port Ser 2007 B-2	4.30	10/01/37	504,855
	Maine (1.3%)
2,000	University of Maine, Ser 2002 (FSA)	5.375	03/01/12	2,151,160
	Maryland (6.2%)
1,000	Baltimore County, Maryland, Oak Crest Village Inc Ser 2007 A	5.00	01/01/22	1,008,410
1,000	Baltimore, Maryland, Convention Center Hotel Ser 2006 A (XLCA)	5.25	09/01/21	1,079,380
2,000	Maryland Department of Transportation, Ser 2003	5.25	12/15/14	2,206,040
1,000	Maryland Health & Higher Educational Facilities Authority, King Farm Presbyterian Community Ser 2006 B	5.00	01/01/17	978,550
1,000	Maryland Health & Higher Educational Facilities Authority, Medlantic/Helix Ser 1998 A (FSA)	5.25	08/15/12	1,029,180

See Notes to Financial Statements

Morgan Stanley Limited Term Municipal Trust

Portfolio of Investments September 30, 2007 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
$1,000	Maryland State Economic Development Corporation, Chesapeake Bay Conference Center Ser 2006 A	5.00%	12/01/16	$994,480
3,000	Northeast Maryland Waste Disposal Authority, Montgomery County Refg Ser 2003 (AMT) (Ambac)	5.50	04/01/12	3,209,490
				10,505,530
	Massachusetts (1.3%)
1,000	Massachusetts Development Finance Agency, SEMASS Ser 2001 A (MBIA)	5.625	01/01/12	1,075,750
1,000	Massachusetts, Ser 2001 D (MBIA)	6.00	11/01/13	1,130,080
				2,205,830
	Michigan (2.9%)
1,575	Detroit, Michigan, CoBo Hall Ser 2003 (MBIA)	5.00	09/30/13	1,687,865
1,100	Michigan Hospital Finance Authority, Henry Ford Health Ser 2006 A	5.00	11/15/20	1,141,173
2,000	Michigan Public Power Agency, Belle River Refg 2002 Ser A (MBIA)	5.25	01/01/12	2,131,940
				4,960,978
	Minnesota (1.9%)
1,000	Minneapolis & St. Paul, Metropolitan Airports Commission, Minnesota, Ser 2005 B (AMT) (Ambac)	5.00	01/01/20	1,033,100
2,000	Southern Minnesota Municipal Power Agency, Ser 2002 A (Ambac)	5.00	01/01/12	2,112,360
				3,145,460
	Missouri (6.8%)
1,500	Fenton, Missouri, Gravois Bluffs Refg Ser 2006	5.00	04/01/13	1,567,080
1,000	Gravois Bluffs Transportaion Development District, Missouri, Sales Tax Ser 2007	4.75	05/01/32	976,560
3,000	Jackson County Reorganized School District #4, Missouri, Ser 2005 (FSA)	5.00	03/01/17	3,093,810
2,000	Kansas City School District, Missouri, Elementary School Refg Ser 2003 B (FGIC)	5.00	02/01/14	2,148,360
1,000	Missouri Board of Public Buildings, Ser A 2003	5.50	10/15/13	1,103,490
1,540	St Louis County Industrial Development Authority, Missouri, The Ranken-Jordan Home for Convalescent Crippled Children Ser 2007	5.00	11/15/22	1,467,589
1,100	St Louis, Missouri, Lambert-St Louis Int’l Airport Ser 2003 A (FSA)	5.25	07/01/12	1,177,913
				11,534,802

See Notes to Financial Statements

Morgan Stanley Limited Term Municipal Trust

Portfolio of Investments September 30, 2007 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Nevada (0.6%)
$1,000	Clark County, Nevada, Aviation Fuel Tax Ser 2003 C (AMT) (Ambac)	5.00%	07/01/13	$1,057,240
	New Hampshire (1.1%)
1,750	New Hampshire, Turnpike Refg Ser 2003 (Ambac)	5.00	02/01/16	1,857,520
	New Jersey (3.6%)
1,000	New Jersey Economic Development Authority, Cigarette Tax Ser 2004 (FGIC)	5.00	06/15/12	1,057,750
1,000	New Jersey Economic Development Authority, School Construction Refg 2005 Ser N-1 (Ambac)†	5.00	09/01/17	1,075,900
2,000	Passaic Valley Sewage Commission, New Jersey, Sewer Ser 2003 (FGIC)	5.00	12/01/14	2,147,400
2,000	Tobacco Settlement Financing Corporation, New Jersey, Ser 2007-1A	4.625	06/01/26	1,776,840
				6,057,890
	New York (6.2%)
2,000	Erie County Industrial Development Agency, New York, Buffalo School District Ser 2003 (FSA)	5.75	05/01/14	2,197,680
2,000	New York City Industrial Development Agency, New York, Terminal One Group Association Ser 2005 (AMT)	5.00	01/01/10	2,052,220
1,000	New York City, New York, 2003 Ser C (FSA)	5.25	08/01/11	1,061,050
3,000	Tobacco Settlement Financing Corporation, New York, State Contingency Ser 2003 B	5.50	06/01/15	3,125,670
1,000	Triborough Bridge & Tunnel Authority, New York, Ser 2001 A	5.25	01/01/14	1,063,330
1,000	Westchester Tobacco Asset Securitization Corporation, New York, Ser 2005	5.00	06/01/26	969,470
				10,469,420
	Ohio (4.1%)
1,390	Akron Bath Copley, Joint Township Hospital District, Ohio, Akron General Ser 2006 A	5.00	01/01/15	1,447,824
2,250	Franklin County, Ohio, Trinity Health Ser 2005 A	5.00	06/01/17	2,349,653
1,000	Ohio Building Authority, Highway Safety Building 2001 Ser A	5.50	10/01/15	1,068,400
2,000	Ohio Municipal Electric Generation Agency, American Municipal Power-Ohio Inc Refg 2004 (Ambac)	5.00	02/15/16	2,128,120
				6,993,997
	Oregon (1.3%)
2,000	Portland, Oregon, Sewer Refg 2004 Ser B (FSA)	5.00	06/01/17	2,155,060

See Notes to Financial Statements

Morgan Stanley Limited Term Municipal Trust

Portfolio of Investments September 30, 2007 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Pennsylvania (2.2%)
$1,500	Harrisburg Authority, Pennsylvania, Harrisburg University of Science & Technology Ser 2007 A	5.40%	09/01/16	$1,519,530
1,000	Pennsylvania State University, Refg Ser 2002	5.25	08/15/13	1,087,420
1,000	Swarthmore Borough Authority, Pennsylvania, Swarthmore College Ser 2002	5.25	09/15/14	1,072,500
				3,679,450
	South Carolina (0.8%)
35	Lexington County, South Carolina, Health Services District Inc., Lexmed Inc Ser 2007	5.00	11/01/16	36,646
175	Richland County, South Carolina, Environmental Improvement Ser 2007 A	4.60	09/01/12	176,799
1,000	South Carolina Public Service Authority, Refg Ser 2002 D (FSA)	5.25	01/01/15	1,072,900
				1,286,345
	Tennessee (3.4%)
410	Chattanooga Health, Educational and Housing Facilities Board, Tennessee, University of Tennesse Chattanooga Refg Ser 2005 A	5.00	10/01/15	413,633
1,200	Sullivan County Health, Educational & Housing Facilities Board, Tennessee, Wellmont Health Ser 2006 C	5.00	09/01/22	1,196,832
4,000	Tennessee Energy Acquisition Corporation, Ser 2006 A††	5.25	09/01/19	4,183,320
				5,793,785
	Texas (6.2%)
2,000	Dallas Fort Worth International Airport, Texas, Refg Ser 2006 (AMT) (XLCA)	5.00	11/01/12	2,045,720
2,000	Dallas Fort Worth International Airport, Texas, Refg Ser 2006 A (AMT) (XLCA)	5.00	11/01/13	2,045,720
65	Harris County Hospital District, Texas, Ser 2007 A (MBIA) (WI)	5.00	02/15/11	67,922
1,000	Houston, Texas, Combined Utility First Lien Refg Ser 2004 A (MBIA)	5.25	05/15/10	1,042,420
1,000	Lower Colorado River Authority, Texas, LCRA Services Corp Refg Ser 2004 (FGIC)	5.00	05/15/19	1,036,000
2,000	Texas Tech University, Refg & Impr Ser 2003 (Ambac)	5.25	02/15/15	2,153,960
2,000	West Harris County Regional Water Authority, Texas, Ser 2005 (FSA)	5.00	12/15/17	2,130,080
				10,521,822

See Notes to Financial Statements

Morgan Stanley Limited Term Municipal Trust

Portfolio of Investments September 30, 2007 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Virginia (2.8%)
$2,000	Chesterfield County Industrial Development Authority, Virginia, Virginia Electric & Power Co Ser 1985	5.50%	10/01/09	$2,022,340
1,500	Richmond Metropolitan Authority, Virginia, Ser 2002 (FGIC)	5.25	07/15/13	1,630,335
1,000	Tobacco Settlement Financing Corporation, Virginia, Asset Backed Ser 2005	5.25	06/01/19	1,044,650
				4,697,325
	Washington (6.9%)
2,000	Bellevue School District #405, Washington, Ser 2002 (FGIC)	5.00	12/01/15	2,123,260
2,000	Klickitat County Public Utilities District #1, Washington, Refg Ser 2006 B (FGIC)	5.25	12/01/21	2,163,960
2,030	North Kitsap School District #400, Washington, Refg Ser 2005 (FSA)	5.125	12/01/18	2,184,280
4,010	Port of Seattle, Washington, Passenger Facility Ser 1998 A (MBIA)††	5.00	12/01/23	4,075,640
1,000	Seattle, Washington, Municipal Light & Power Refg Ser 2000	5.625	12/01/14	1,056,800
				11,603,940
	Total Tax-Exempt Municipal Bonds (Cost $168,089,408)			169,094,136
NUMBER OF SHARES (000)
	Short-Term Investment (a) (1.9%)
	Investment Company
3,115	Morgan Stanley Institutional Liquidity Tax-Exempt Portfolio – Institutional Class (Cost $3,115,130)			3,115,130
	Total Investments (Cost $171,204,538)			172,209,266
PRINCIPAL AMOUNT IN THOUSANDS
	Floating Rate Note Obligations Related to Securities Held (−3.6%)
$(6,010)	Notes with interest rates ranging from 3.92% to 3.95% at September 30, 2007 and contractual maturities of collateral ranging from 09/01/19 to 12/01/23 (see Note 1D)†††† (Cost $(6,010,000))			(6,010,000)
	Total Net Investments (Cost $165,194,538) (b) (c)		98.6%	166,199,266
	Other Assets in Excess of Liabilities		1.4	2,336,955
	Net Assets		100.0%	$168,536,221

See Notes to Financial Statements

Morgan Stanley Limited Term Municipal Trust

Portfolio of Investments September 30, 2007 (unaudited) continued

AMT	Alternative Minimum Tax.
COPs	Cetificates of Participation.
WI	Securities purchased on a when-issued basis.
‡	Prerefunded to call date shown.
†	A portion of this security has been physically segregated in connection with open futures contracts in the amount of $42,500.
††	Underlying security related to inverse floater entered into by the Fund (see Note 1D).
†††	Security is a ‘‘step-up’’ bond where the coupon increases on a predetermined future date.
††††	Floating rate note obligations related to securities held. The interest rates shown reflect the rates in effect at September 30, 2007.
(a)	See Note 3 to the financial statements regarding investments in Morgan Stanley Institutional Liquidity Tax-Exempt Portfolio – Institutional Class.
(b)	Securities have been designated as collateral in an amount equal to $5,477,742 in connection with open futures contract and a purchase of a when-issued security.
(c)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $1,907,953 and the aggregate gross unrealized depreciation is $903,225, resulting in net unrealized appreciation of $1,004,728.
Bond Insurance:
Ambac	Ambac Assurance Corporation.
FGIC	Financial Guaranty Insurance Company.
FSA	Financial Security Assurance Inc.
MBIA	Municipal Bond Investors Assurance Corporation.
XLCA	XL Capital Assurance Inc.

Futures Contracts Open at September 30, 2007:

NUMBER OF CONTRACTS	LONG/SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED DEPRECIATION
50	Short	U.S. Treasury Notes 10 Year December 2007	$(5,464,063)	$(10,838)

See Notes to Financial Statements

Morgan Stanley Limited Term Municipal Trust

Financial Statements

Statement of Assets and Liabilities

September 30, 2007 (unaudited)

Assets:
Investments in securities, at value (cost $168,089,408)	$169,094,136
Investment in affiliate, at value (cost $3,115,130)	3,115,130
Cash	830
Receivable for:
Interest	2,419,605
Shares of beneficial interest sold	157,287
Investments sold	40,000
Dividends from affiliate	11,783
Variation margin	4,687
Prepaid expenses and other assets	34,320
Total Assets	174,877,778
Liabilities:
Floating rate note obligations	6,010,000
Payable for:
Shares of beneficial interest redeemed	78,907
Investments purchased	66,880
Investment advisory fee	45,934
Dividends to shareholders	33,229
Administration fee	11,047
Transfer agent fee	58
Accrued expenses and other payables	95,502
Total Liabilities	6,341,557
Net Assets	$168,536,221
Composition of Net Assets:
Paid-in-capital	$168,266,026
Net unrealized appreciation	993,890
Accumulated undistributed net investment income	34,994
Accumulated net realized loss	(758,689)
Net Assets	$168,536,221
Net Asset Value Per Share, 15,579,171 shares outstanding (unlimited shares authorized of $.01 par value)	$10.82

See Notes to Financial Statements

Morgan Stanley Limited Term Municipal Trust

Financial Statements continued

Statement of Operations

For the six months ended September 30, 2007 (unaudited)

Net Investment Income:
Income
Interest	$3,649,549
Dividends from affiliate	50,127
Total Income	3,699,676
Expenses
Investment advisory fee	355,292
Interest and residual trust expenses	120,823
Administration fee	67,675
Transfer agent fees and expenses	58,878
Professional fees	34,713
Shareholder reports and notices	19,612
Registration fees	12,053
Custodian fees	4,526
Trustees’ fees and expenses	3,664
Other	18,148
Total Expenses	695,384
Less: amounts waived/reimbursed	(62,357)
Less: expense offset	(4,644)
Net Expenses	628,383
Net Investment Income	3,071,293
Net Realized and Unrealized Gain (Loss):
Net Realized Gain on:
Investments	14,323
Futures contracts	104,541
Swap contract	253,663
Net Realized Gain	372,527
Net Change in Unrealized Appreciation/Depreciation on:
Investments	(1,497,695)
Futures contracts	(44,157)
Swap contract	(73,530)
Net Change in Unrealized Appreciation/Depreciation	(1,615,382)
Net Loss	(1,242,855)
Net Increase	$1,828,438

See Notes to Financial Statements

Morgan Stanley Limited Term Municipal Trust

Financial Statements continued

Statement of Changes in Net Assets

	FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2007	FOR THE YEAR ENDED MARCH 31, 2007
	(unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$3,071,293	$6,328,367
Net realized gain (loss)	372,527	(754,699)
Net change in unrealized appreciation/depreciation	(1,615,382)	2,185,398
Net Increase	1,828,438	7,759,066
Dividends and Distributions to Shareholders from:
Net investment income	(3,054,919)	(6,311,218)
Net realized gain	—	(278,348)
Total Dividends and Distributions	(3,054,919)	(6,589,566)
Net decrease from transactions in shares of beneficial interest	(1,947,401)	(21,101,989)
Net Decrease	(3,173,882)	(19,932,489)
Net Assets:
Beginning of period	171,710,103	191,642,592
End of Period (Including accumulated undistributed net investment income of $34,994 and $18,620, respectively)	$168,536,221	$171,710,103

See Notes to Financial Statements

Morgan Stanley Limited Term Municipal Trust

Notes to Financial Statements September 30, 2007 (unaudited)

1.   Organization and Accounting Policies

Morgan Stanley Limited Term Municipal Trust (the ‘‘Fund’’) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund’s investment objective is to provide a high level of current income which is exempt from federal income tax, consistent with the preservation of capital and prescribed standards of quality and maturity. The Fund was organized as a Massachusetts business trust on February 25, 1993 and commenced operations on July 12, 1993.

The Fund will assess a 2% redemption fee, which is paid directly to the Fund, for shares redeemed or exchanged within seven days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading.

The following is a summary of significant accounting policies:

A.   Valuation of Investments — (1) portfolio securities are valued by an outside independent pricing service approved by the Trustees. The pricing service uses both a computerized grid matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the mean between the last reported bid and asked price. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. The Trustees believe that timely and reliable market quotations are generally not readily available for purposes of valuing tax-exempt securities and that the valuations supplied by the pricing service are more likely to approximate the fair value of such securities; (2) futures are valued at the latest sale price on the commodities exchange on which they trade unless it is determined that such price does not reflect their market value, in which case they will be valued at their fair value as determined in good faith under procedures established by and under the supervision of the Trustees; (3) Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statement of Operations; (4) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B.   Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily.

C.   Futures Contracts — A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a

Morgan Stanley Limited Term Municipal Trust

Notes to Financial Statements September 30, 2007 (unaudited) continued

contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

D.   Floating Rate Note Obligations Related to Securities Held — The Fund enters into transactions in which it transfers to Dealer Trusts (‘‘Dealer Trusts’’), fixed rate bonds in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate investments. The Dealer Trusts fund the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interest in the bonds. The Fund enters into shortfall agreements with the Dealer Trusts which commit the Fund to pay the Dealer Trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the Dealer Trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the Fund (inverse floating rate investments) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Fund, thereby collapsing the Dealer Trusts. The Fund accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption ‘‘floating rate note obligations’’ on the Statement of Assets and Liabilities. The Fund records the interest income from the fixed rate bonds under the caption ‘‘Interest Income’’ and records the expenses related to floating rate note obligations and any administrative expenses of the Dealer Trusts under the caption ‘‘Interest and residual trust expenses’’ in the Fund’s Statement of Operations. The notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. At September 30, 2007, Fund investments with a value of $8,258,960 are held by the Dealer Trusts and serve as collateral for the $6,010,000 in floating rate note obligations outstanding at that date. Contractual maturities of the floating rate note obligations and interest rates in effect at September 30, 2007 are presented in the Portfolio of Investments.

E.   Interest Rate Swaps — Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. Net periodic interest payments to be received or paid are accrued daily and are recorded as realized gains or losses in the Statement of Operations.

F.   Federal Income Tax Policy — It is the Fund’s policy to comply with the requirements of the Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required. The Fund

Morgan Stanley Limited Term Municipal Trust

Notes to Financial Statements September 30, 2007 (unaudited) continued

files tax returns with the U.S. Internal Revenue Service and various states. Generally, the tax authorities can examine all tax returns filed for the last three years. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses in the Statement of Operations. The Fund adopted the provisions of the Financial Accounting Standards Board’s (FASB) Interpretation number 48 Accounting for Uncertainty in Income Taxes , on June 30, 2007. As of September 30, 2007, this did not result in an impact to the Fund’s financial statements.

G.   Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

H.   Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2.   Investment Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement, the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the annual rate of 0.42% to the net assets of the Fund determined as of the close of each business day.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the ‘‘Administrator’’), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund’s daily net assets.

The Investment Adviser has agreed to cap the Fund’s operating expenses (except for brokerage fees) by assuming the Fund’s ‘‘other expenses’’ and/or waiving the Fund’s advisory fees, and the Administrator has agreed to waive the Fund’s administrative fees, to the extent such operating expenses exceed 0.60% of the average daily net assets of the Fund on an annualized basis. These voluntary assumptions/waivers may be discontinued at any time.

3.   Security Transactions and Transactions with Affiliates

The Fund invests in Morgan Stanley Institutional Liquidity Tax-Exempt Portfolio – Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative services fees paid by Morgan Stanley Institutional Liquidity Tax-Exempt Portfolio – Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Tax-Exempt Portfolio – Institutional Class. For the six months ended September 30, 2007, advisory fees paid were reduced by $998 relating to the Fund’s investment in Morgan Stanley Institutional Liquidity Tax-Exempt Portfolio – Institutional Class. Income distributions earned by the Fund are recorded as dividends from affiliate in the Statement of Operations and

Morgan Stanley Limited Term Municipal Trust

Notes to Financial Statements September 30, 2007 (unaudited) continued

totaled $50,127. During the six months ended September 30, 2007, cost of purchases and sales in Morgan Stanley Institutional Liquidity Tax-Exempt Portfolio – Institutional Class were $10,197,326 and $7,082,196, respectively.

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended September 30, 2007 aggregated $5,366,970 and $2,775,166, respectively. Morgan Stanley Trust, an affiliate of the Investment Adviser and Administrator, is the Fund’s transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the six months ended September 30, 2007, included in Trustees’ fees and expenses in the Statement of Operations amounted to $2,048. At September 30, 2007, the Fund had an accrued pension liability of $49,219 which is included in accrued expenses in the Statement of Assets and Liabilities.

The Fund has an unfunded Deferred Compensation Plan (the ‘‘Compensation Plan’’) which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

4.   Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

	FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2007		FOR THE YEAR ENDED MARCH 31, 2007
	(unaudited)
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	1,091,265	$11,778,581	2,371,595	$25,788,583
Reinvestment of dividends	206,914	2,232,179	438,729	4,769,515
	1,298,179	14,010,760	2,810,324	30,558,098
Redeemed	(1,478,678)	(15,958,161)	(4,757,567)	(51,660,087)
Net decrease	(180,499)	$(1,947,401)	(1,947,243)	$(21,101,989)

Morgan Stanley Limited Term Municipal Trust

Notes to Financial Statements September 30, 2007 (unaudited) continued

5.   Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These ‘‘book/tax’’ differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of March 31, 2007, the Fund had a net capital loss carryforward of $642,575 which will expire on March 31, 2015 to offset future capital gains to the extent provided by regulations.

As of March 31, 2007, the Fund had temporary book/tax differences primarily attributable to post-October losses (capital losses incurred after October 31 within the taxable year which are deemed to arise on the first business day of the Fund’s next taxable year), book amortization of discounts on debt securities, mark-to-market of open futures contracts and dividend payable.

6.   Expense Offset

The expense offset represents a reduction of the fees and expenses for interest earned on cash balances maintained by the Fund with the transfer agent and custodian.

7.   Purposes of and Risks Relating to Certain Financial Instruments

The Fund may invest a portion of its assets in inverse floating rate instruments, either through outright purchases of inverse floating rate securities or through the transfer of bonds to a Dealer Trust in exchange for cash and residual interests in the Dealer Trust. These investments are typically used by the Fund in seeking to enhance the yield of the portfolio. These instruments typically involve greater risks than a fixed rate municipal bond. In particular, these instruments are acquired through leverage or may have leverage embedded in them and therefore involve many of the risks associated with leverage. Leverage is a speculative technique that may expose the Fund to greater risk and increased costs. Leverage may cause the Fund’s net asset value to be more volatile than if it had not been leveraged because leverage tends to magnify the effect of any increases or decreases in the value of the Fund’s portfolio securities. The use of leverage may also cause the Fund to liquidate portfolio positions when it may not be advantageous to do so in order to satisfy its obligations with respect to inverse floating rate instruments.

To hedge against adverse interest rate changes, the Fund may invest in financial futures contracts or municipal bond index futures contracts (‘‘futures contracts’’).

Morgan Stanley Limited Term Municipal Trust

Notes to Financial Statements September 30, 2007 (unaudited) continued

These futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of the underlying securities. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

The Fund may enter into interest rate swaps and may purchase or sell interest rate caps, floors and collars. The Fund expects to enter into these transactions primarily to manage interest rate risk, hedge portfolio positions and preserve a return or spread on a particular investment or portion of its portfolio. The Fund may also enter into these transactions to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. Interest rate swap transactions are subject to market risk, risk of default by the other party to the transaction, risk of imperfect correlation and manager risk. Such risks may exceed the related amounts shown in the Statement of Assets and Liabilities.

8.   Accounting Pronouncement

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund’s financial statement disclosures.

Morgan Stanley Limited Term Municipal Trust

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2007		FOR THE YEAR ENDED MARCH 31,
			2007		2006		2005		2004		2003
	(unaudited)
Selected Per Share Data:
Net asset value, beginning of period	$10.90		$10.82		$10.80		$11.05		$10.96		$10.30
Income (loss) from investment operations:
Net investment income	0.20		0.38		0.36		0.34		0.33		0.34
Net realized and unrealized gain (loss)	(0.08)		0.10		0.03		(0.25)		0.09		0.66
Total income from investment operations	0.12		0.48		0.39		0.09		0.42		1.00
Less dividends and distributions from:
Net investment income	(0.20)		(0.38)		(0.36)		(0.34)		(0.33)		(0.34)
Net realized gain	—		(0.02)		(0.01)		—		—		—
Total dividends and distributions	(0.20)		(0.40)		(0.37)		(0.34)		(0.33)		(0.34)
Net asset value, end of period	$10.82		$10.90		$10.82		$10.80		$11.05		$10.96
Total Return†	1.17	% (2)	4.41%		3.70%		0.81%		3.90%		9.81%
Ratios to Average Net Assets:
Total expenses (before expense offset)	0.75	% (1)(3)(4)(5)	0.68	% (1)(5)	0.61	% (1)(5)	0.68	% (1)	0.68	% (1)	0.70	% (1)
Total expenses (before expense offset, exclusive of interest and residual trust expenses)	0.61	% (1)(3)(4)(5)	0.61	% (1)(5)	0.61	% (1)(5)	0.68	% (1)	0.68	% (1)	0.70	% (1)
Net investment income	3.63	% (3)(4)(5)	3.53	% (5)	3.33	% (5)	3.09%		2.97%		3.08%
Supplemental Data:
Net assets, end of period, in thousands	$168,536		$171,710		$191,643		$201,342		$206,133		$143,939
Portfolio turnover rate	2	% (2)	18%		28%		32%		46%		31%

†	Calculated based on the net asset value as of the last business day of the period.
(1)	Does not reflect the effect of expense offset of 0.01%.
(2)	Not annualized.
(3)	Annualized.
(4)	Reflects waivers of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Tax-Exempt Portfolio – Institutional Class during the period. As a result of such waivers the expenses as a percentage of its net assets had an effect of less than 0.005%.
(5)	If the Fund had borne all of its expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment income ratios, before expense offset, would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
September 30, 2007	0.82%	3.56%
March 31, 2007	0.71	3.43
March 31, 2006	0.69	3.25

See Notes to Financial Statements

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Trustees

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board

Ronald E. Robison
President and Principal Executive Officer

J. David Germany
Vice President

Dennis F. Shea
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Legal Counsel

Clifford Chance US LLP
31 West 52nd Street
New York, New York 10019

Counsel to the Independent Trustees

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Investment Adviser

Morgan Stanley Investment Advisors Inc.
522 Fifth Avenue
New York, New York 10036

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund’s Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member FINRA.

© 2007 Morgan Stanley

DWLSAN IU07-04827P-Y09/07	MORGAN STANLEY FUNDS
Morgan Stanley Limited Term Municipal Trust Semiannual Report September 30, 2007

Item 2.  Code of Ethics.

Not applicable for semiannual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)  The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics – Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

2

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Limited Term Municipal Trust

/s/ Ronald E. Robison

Ronald E. Robison

Principal Executive Officer

November 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison

Ronald E. Robison

Principal Executive Officer

November 20, 2007

/s/ Francis Smith

Francis Smith

Principal Financial Officer

November 20, 2007

3

EXHIBIT 12 B1

CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

CERTIFICATIONS

I, Ronald E. Robison, certify that:

1.

I have reviewed this report on Form N-CSR of Morgan Stanley Limited Term Municipal Trust;

2.

Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.

Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.

The registrant’s other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

a)

designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)

designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)

evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)

disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.

The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

a)

all significant deficiencies and material weaknesses in the design or operation of internal control  over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

b)

 any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal controls over financial reporting.

Date: November 20, 2007

/s/ Ronald E. Robison

Ronald E. Robison

Principal Executive Officer

EXHIBIT 12 B2

CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

CERTIFICATIONS

I, Francis Smith, certify that:

1.

I have reviewed this report on Form N-CSR of Morgan Stanley Limited Term Municipal Trust;

2.

Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.

Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.

The registrant’s other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

a)

designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)

designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)

evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)

disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.

The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

a)

all significant deficiencies and material weaknesses in the design or operation of internal control  over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

b)

 any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal controls over financial reporting.

Date: November 20, 2007

/s/ Francis Smith

Francis Smith

Principal Financial  Officer

SECTION 906 CERTIFICATION

Certification Pursuant to 18 U.S.C. Section 1350,

As Adopted Pursuant to

Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley Limited Term Municipal Trust

In connection with the Report on Form N-CSR (the “Report”) of the above-named issuer for the period ended September 30, 2007 that is accompanied by this certification, the undersigned hereby certifies that:

1.

The Report fully complies with the requirements of Section 13(a) or 15(d) of the Securities Exchange Act of 1934; and

2.

The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: November 20, 2007

/s/ Ronald E. Robison

---------------------------

Ronald E. Robison

                                                                                    Principal Executive Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley Limited Term Municipal Trust and will be retained by Morgan Stanley Limited Term Municipal Trust and furnished to the Securities and Exchange Commission or its staff upon request.

SECTION 906 CERTIFICATION

Certification Pursuant to 18 U.S.C. Section 1350,

As Adopted Pursuant to

Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley Limited Term Municipal Trust

In connection with the Report on Form N-CSR (the “Report”) of the above-named issuer for the period ended September 30, 2007 that is accompanied by this certification, the undersigned hereby certifies that:

1.

The Report fully complies with the requirements of Section 13(a) or 15(d) of the Securities Exchange Act of 1934; and

2.

The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: November 20, 2007

/s/ Francis Smith

----------------------

Francis Smith

                                                                                    Principal Financial Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley Limited Term Municipal Trust and will be retained by Morgan Stanley Limited Term Municipal Trust and furnished to the Securities and Exchange Commission or its staff upon request.